S000040316 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	13.08%
MSCI USA Momentum SR Variant Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.16%	11.95%	13.37%
iShares MSCI USA Momentum Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		32.88%	11.77%	13.16%
Performance Inception Date					Apr. 16, 2013
iShares MSCI USA Momentum Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.63%	11.46%	12.83%
iShares MSCI USA Momentum Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.62%	9.32%	10.95%

[1]	The MSCI USA Momentum SR Variant Index (Spliced) reflects the performance of the MSCI USA Momentum Index through November 22, 2020 and the MSCI USA Momentum SR Variant Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.